Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitment and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 - COMMITMENTS AND CONTINENCIES

Legal

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business.  Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm business.  Except as disclosed below, the Company is currently not aware of any such legal proceedings or claims that will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.

On December 27, 2013, the Company filed a complaint against Najib Babul, the Company’s founder, former President and former Chief Scientific Officer, in the United States District Court, Eastern District of Pennsylvania.  In the complaint, the Company alleges that, after Mr. Babul resigned from the Company, the Company uncovered approximately $1.5 million in questionable expenses incurred by Mr. Babul during his management of the Company from 2004 until his resignation in 2012.  The Company believes that these questionable expenses are not supported by any loans or capital investments made by Mr. Babul with the Company.  The Company believes that Mr. Babul owed fiduciary duties as an executive officer of the Company to not expend Company funds for personal expenses completely unrelated to Mr. Babul’s duties with the Company, and the Company is seeking damages estimated to be not less than $1.5 million.  On January 29, 2014, the Company sent a letter to Mr. Babul to cancel his warrants to purchase 8,628,125 shares of the company common stock. On February 6, 2014, Mr. Babul demanded that the Company indemnify him in defending against the Company’s charges, in accordance with the Company’s Indemnification Agreement with him.  On February 12, 2014, the Company rejected his demand.  On February 12, 2014, Mr. Babul filed an Answer and Affirmative Defenses to the Company’s complaint requesting that judgment be entered in Mr. Babul’s favor; that the complaint be dismissed with prejudice; and that Mr. Babul be awarded attorneys’ fees and costs of the action. Mr. Babul has demanded advancement of his legal expenses in proceedings in a Delaware, which the Company is (a) challenging some of his advancement and (b) that we believe that he will ultimately not be entitled to indemnification and will be required to return any fees advanced. The Company intends to continue to aggressively pursue its claims against Mr. Babul. The outcome to this uncertainty is not known at this time.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

License Agreements

Wonpung

In 2007, the Company entered into a license development and commercialization agreement with Wonpung.  The licensee has exclusive territorial rights in countries it selects in Asia to market up to two drugs.  The Company received an upfront license fee of $1,500,000 and will earn royalty rate as defined in the license agreement based on net sales for up to 2 licensed products that the Company is currently developing.

During 2007, the Company also entered into an agreement to purchase approximately $900,000 of common stock of Wonpung and entered into a note purchase agreement with Wonpung for the same amount.  The Company did not purchase the common stock and both the agreement to purchase the common stock and the note payable were rescinded in 2012.

Third Party

Based upon the Medeor transaction, the Company assumed an obligation to pay a third party for their license agreement, see Note 6.

Leases

The Company currently has leases office spaces pursuant to a non-cancelable operating lease expiring in 2017.  Future minimum lease payments are as follows:

For the year ended December 31,:
Year	Amount
2014	$61,600
2015	37,600
2016	39,300
2017	31,900
Total	$170,400

The Company incurred rent expense of approximately $64,600 and approximately $13,300 for the years ended December 31, 2013 and 2012, respectively.

Legal

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business.  Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm business.  Except as disclosed below, the Company is currently not aware of any such legal proceedings or claims that will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.

On December 27, 2013, the Company filed a complaint against Najib Babul, the Company’s founder, former President and former Chief Scientific Officer, in the United States District Court, Eastern District of Pennsylvania.  In the complaint, the Company alleges that, after Mr. Babul resigned from the Company, the Company uncovered approximately $1.5 million in questionable expenses incurred by Mr. Babul during his management of the Company from 2004 until his resignation in 2012.  The Company believes that these questionable expenses are not supported by any loans or capital investments made by Mr. Babul with the Company.  The Company believes that Mr. Babul owed fiduciary duties as an executive officer of the Company to not expend Company funds for personal expenses completely unrelated to Mr. Babul’s duties with the Company, and the Company is seeking damages estimated to be not less than $1.5 million.  On February 6, 2014, Mr. Babul demanded that the Company indemnify him in defending against the Company’s charges, in accordance with the Company’s Indemnification Agreement with him.  On February 12, 2014, the Company rejected his demand.  On February 12, 2014, Mr. Babul filed an Answer and Affirmative Defenses to the Company’s complaint requesting that judgment be entered in Mr. Babul’s favor; that the complaint be dismissed with prejudice; and that Mr. Babul be awarded attorneys’ fees and costs of the action. On January 29, 2014, the Company sent a letter to Mr. Babul to cancel his warrants to purchase 8,628,125 shares of the company common stock. The Company intends to continue to aggressively pursue its claims against Mr. Babul.  The outcome to this uncertainty is not known at this time.